Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$ (18,784)	$ (32,089)
Other		(27,258)
Warrants	$ (1,055,849)	$ (1,039,489)
Debt discount	(424,920)
Deferred Tax Assets:
Stock options for services	1,684,668	$ 1,275,925
Net operating loss carry-forward	4,765,793	$ 4,510,554
Reserve for future charge backs and other	171,716
Derivative liabilities	50,356	$ 28,309
Valuation allowance	$ (5,172,980)	$ (4,715,952)
Net deferred tax assets (liabilities)